Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 96.36%
Delaware Ivy VIP Core Equity Class II	233,830	$ 3,888,586
Delaware Ivy VIP Corporate Bond Class II	1,619,222	8,436,144
Delaware Ivy VIP Global Equity Income Class II	373,613	2,379,914
Delaware Ivy VIP Growth Class II	316,473	4,266,061
Delaware Ivy VIP High Income Class I	106,559	351,645
Delaware Ivy VIP International Core Equity Class II	170,627	2,902,373
Delaware Ivy VIP Limited-Term Bond Class II	1,479,772	7,043,715
Delaware Ivy VIP Mid Cap Growth Class I	126,988	1,960,699
Delaware Ivy VIP Small Cap Core Class II	19,563	309,090
Delaware Ivy VIP Small Cap Growth Class I	30,895	314,513
Delaware Ivy VIP Value Class II	416,752	3,438,202
Total Affiliated Mutual Funds (cost $37,127,314)		35,290,942

Short-Term Investments — 2.99%
Money Market Mutual Fund — 2.99%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	1,095,454	1,095,454
Total Short-Term Investments (cost $1,095,454)		1,095,454

Total Value of Securities—99.35% (cost $38,222,768)		36,386,396
Receivables and Other Assets Net of Liabilities—0.65%		236,732
Net Assets Applicable to 6,494,268 Shares Outstanding—100.00%		$36,623,128
NQ-IV044 [3/22] 5/22 (2218128)    1

Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility (Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	E-Mini Russell 2000	$(206,640)	$(200,690)	6/17/22	$(5,950)	$12,127
(20)	E-mini S&P 500 Index	(4,530,750)	(4,247,796)	6/17/22	(282,954)	260,858
Total Futures Contracts			$(4,448,486)		$(288,904)	$272,985
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV044 [3/22] 5/22 (2218128)